
[Front cover]
                                              Annual Report December 31, 2000








LifeSpan Diversified Income Portfolio
A Series of Panorama Series Fund, Inc.


















RA0617.001.1200    March 1, 2001

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
-------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS                                                                     December 31, 2000


                                                                                               PRINCIPAL         MARKET VALUE
                                                                                               AMOUNT            SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities - 2.3%
-------------------------------------------------------------------------------------------------------------------------------
Arcadia Automobile Receivables Trust, Automobile
Receivables-Backed Nts., Series 1998-B, Cl. A3, 5.95%, 11/15/02               1                $    91,765       $      91,593
-------------------------------------------------------------------------------------------------------------------------------
Olympic Automobile Receivables Trust, Automobile
Receivables-Backed Nts., Series 1997-A, Cl. A-5, 6.80%, 2/15/05               1                    200,000             200,281
-------------------------------------------------------------------------------------------------------------------------------
Dayton Hudson Credit Card Master Trust, Asset-Backed
Certificates, Series 1997-1, Cl. A, 6.25%, 8/25/05                                                 125,000             125,781
-------------------------------------------------------------------------------------------------------------------------------
IROQUOIS Trust, Asset-Backed Amortizing Nts., Series 1997-2,
Cl. A, 6.752%, 6/25/07                                                        1                     82,210              82,645
                                                                                                                ---------------
Total Asset-Backed Securities (Cost $499,888)                                                                          500,300

-------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS - 7.0%
-------------------------------------------------------------------------------------------------------------------------------
Countrywide Funding Corp., Mtg. Pass-Through Certificates,
Series 1994-10, Cl. A3, 6%, 5/25/09                                                                250,000             248,438
-------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Multiclass Mtg.
Participation Certificates, 6%, 3/1/09                                                             116,590             116,299
-------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security, :
Series 1542, Cl. QC, 5.58%, 10/15/20                                         1/2                   594,239              42,149
Series 1583, Cl. IC, 0.45%, 1/15/20                                           2                    177,072              10,346
Series 1661, Cl. PK, 0.01%, 11/15/06                                          2                     29,686                   5
-------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
6%, 12/1/03                                                                                         60,814              60,394
6.50%, 4/1/26                                                                                      124,156             122,682
-------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg.
Obligations, Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates, Trust 1993-190,
Cl. Z, 5.85%, 7/25/08                                                                               19,733              19,647
-------------------------------------------------------------------------------------------------------------------------------
GE Capital Mortgage Services, Inc., Gtd. Real Estate
Mtg. Investment Conduit Pass-Through Certificates,
Series 1994-7, Cl. A18, 6%, 2/25/09                                                                174,024             165,759
-------------------------------------------------------------------------------------------------------------------------------
IMC Home Equity Trust, Asset-Backed Home Equity
Securities, Series 1998-3, Cl. A5, 6.36%, 8/20/22                             3                    425,000             424,070
-------------------------------------------------------------------------------------------------------------------------------
Residential Accredit Loans, Inc., Mtg. Asset-Backed
Pass-Through Certificates, Series 1999-QS12, Cl. M1,
7%, 9/25/14                                                                                        332,859             327,138
                                                                                                                ---------------

Total Mortgage-Backed Obligations (Cost $1,522,221)                                                                  1,536,927

-------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 8.3%
-------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., 6.75%, 5/15/05 (Cost $1,760,168)                                             1,700,000           1,810,019

-------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES - 43.5%
-------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 2.0%
Huntsman Polymers Corp., 11.75% Sr. Nts., 12/1/04                             1                     75,000              58,125
-------------------------------------------------------------------------------------------------------------------------------
Laroche Industries, Inc., 9.50% Sr. Sub. Nts., Series B, 9/15/07            1/4/5                   50,000               2,750
-------------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 9.875% Sec. Nts., Series B, 5/1/07                                          100,000              97,250
-------------------------------------------------------------------------------------------------------------------------------
PPG Industries, Inc., 9% Debs., 5/1/21                                                              75,000              82,679
-------------------------------------------------------------------------------------------------------------------------------
Rohm & Haas Co., 7.85% Unsec. Debs., 7/15/29                                                       150,000             151,688
-------------------------------------------------------------------------------------------------------------------------------
Texas Petrochemical Corp., 11.125% Sr. Sub. Nts., Series B, 7/1/06                                  50,000              38,000
                                                                                                                ---------------
                                                                                                                       430,492
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-------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (Continued)


                                                                                               PRINCIPAL         MARKET VALUE
                                                                                               AMOUNT            SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------------
CONSUMER NON-DURABLES - 0.4%
Revlon Consumer Products Corp., 9% Sr. Nts., 11/1/06                                           $    50,000       $      37,000
-------------------------------------------------------------------------------------------------------------------------------
William Carter Co., 10.375% Sr. Sub. Nts., Series A, 12/1/06                  1                     50,000              48,750
                                                                                                                ---------------
                                                                                                                        85,750

-------------------------------------------------------------------------------------------------------------------------------
ENERGY - 3.4%
Abraxas Petroleum Corp./Canadian Abraxas Petroleum Ltd.,
11.50% Sr. Unsec. Nts., 11/1/04                                                                     35,000              31,325
-------------------------------------------------------------------------------------------------------------------------------
Coastal Corp., 8.125% Sr. Nts., 9/15/02                                                             95,000              98,347
-------------------------------------------------------------------------------------------------------------------------------
Crown Central Petroleum Corp., 10.875% Sr. Nts., 2/1/05                       1                     50,000              41,250
-------------------------------------------------------------------------------------------------------------------------------
Frontier Oil Corp., 11.75% Sr. Nts., 11/15/09                                                       50,000              49,812
-------------------------------------------------------------------------------------------------------------------------------
Gulf Canada Resources Ltd., 8.25% Sr. Nts., 3/15/17                           1                    125,000             126,875
-------------------------------------------------------------------------------------------------------------------------------
Louisiana Land & Exploration Co., 7.65% Debs., 12/1/23                                              75,000              74,390
-------------------------------------------------------------------------------------------------------------------------------
Norcen Energy Resources Ltd., 6.80% Debs., 7/2/02                                                  100,000             100,512
-------------------------------------------------------------------------------------------------------------------------------
Petroleum Geo-Services ASA, 7.50% Nts., 3/31/07                                                     75,000              73,780
-------------------------------------------------------------------------------------------------------------------------------
RAM Energy, Inc., 11.50% Sr. Unsec. Nts., 2/15/08                                                   50,000              38,750
-------------------------------------------------------------------------------------------------------------------------------
Southwest Royalties, Inc., 10.50% Sr. Nts., Series B, 10/15/04                                      50,000              42,625
-------------------------------------------------------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc., 6.25% Sr. Unsec. Debs., 2/1/06                                 75,000              73,788
                                                                                                                ---------------
                                                                                                                       751,454

-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL - 9.9%
Aetna Industries, Inc., 11.875% Sr. Nts., 10/1/06                                                   50,000              25,312
-------------------------------------------------------------------------------------------------------------------------------
American General Institutional Capital, 8.125% Bonds,
Series B, 3/15/46                                                             6                     75,000              72,227
-------------------------------------------------------------------------------------------------------------------------------
Conseco, Inc., 6.40% Unsec. Mandatory Par Put Remarketed
Securities, 6/15/01                                                                                250,000             243,750
-------------------------------------------------------------------------------------------------------------------------------
First Industrial LP, 7.15% Bonds, 5/15/27                                                          125,000             125,183
-------------------------------------------------------------------------------------------------------------------------------
Fleet Boston Financial Corp./Norstar Group, Inc., 9.90%
Sub. Nts., 6/15/01                                                                                 145,000             147,244
-------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 7.25% Nts., Series A, 2/1/05                                       600,000             627,822
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), 7.50% Sr. Unsec. Unsub.
Nts., 1/28/05                                                                                      400,000             413,326
--------------------------------------------------------------------------------------------------------------------------------
GS Escrow Corp., 6.75% Sr. Unsec. Nts., 8/1/01                                                     225,000             223,396
-------------------------------------------------------------------------------------------------------------------------------
Simon DeBartolo Group LP, 6.625% Unsec. Nts., 6/15/03                                              250,000             247,614
-------------------------------------------------------------------------------------------------------------------------------
Sovereign Bancorp, Inc., 10.50% Sr. Unsec. Nts., 11/15/06                     1                     50,000              49,500
                                                                                                                ---------------
                                                                                                                     2,175,374

-------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG - 1.5%
Jitney-Jungle Stores of America, Inc., 10.375% Sr. Sub. Nts., 9/15/07       1/4/5                   50,000                 312
-------------------------------------------------------------------------------------------------------------------------------
Pantry, Inc. (The), 10.25% Sr. Sub. Nts., 10/15/07                                                  50,000              47,250
-------------------------------------------------------------------------------------------------------------------------------
Price/Costco Wholesale Corp., 7.125% Sr. Nts., 6/15/05                                             100,000             101,454
-------------------------------------------------------------------------------------------------------------------------------
Stater Brothers Holdings, Inc., 10.75% Sr. Nts., 8/15/06                                            50,000              41,250
-------------------------------------------------------------------------------------------------------------------------------
Tricon Global Restaurants, Inc., 7.45% Sr. Unsec. Nts., 5/15/05                                    150,000             147,387
                                                                                                                ---------------
                                                                                                                       337,653

-------------------------------------------------------------------------------------------------------------------------------
FOOD/TOBACCO - 1.4%
AmeriServe Food Distribution, Inc., 8.875% Sr. Nts., 10/15/06               1/4/5                   50,000               1,250
-------------------------------------------------------------------------------------------------------------------------------
Eagle Family Foods, Inc., 8.75% Sr. Sub. Nts., 1/15/08                        1                     50,000              25,250
-------------------------------------------------------------------------------------------------------------------------------
Grand Metro Inventory Corp., 7.125% Nts., 9/15/04                                                  225,000             230,404
-------------------------------------------------------------------------------------------------------------------------------
Premier International Foods plc, 12% Sr. Nts., 9/1/09                         1                     50,000              41,250
                                                                                                                ---------------
                                                                                                                       298,154

-------------------------------------------------------------------------------------------------------------------------------
FOREST PRODUCTS/CONTAINERS - 1.3%
Ainsworth Lumber, Inc., 12.50% Sr. Nts., 7/15/07                              7                     50,000              41,250

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-------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (Continued)


                                                                                               PRINCIPAL         MARKET VALUE
                                                                                               AMOUNT            SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------------
Forest Products/Containers (continued)
Kimberly-Clark Corp., 7.875% Debs., 2/1/23                                                     $    75,000       $      76,642
-------------------------------------------------------------------------------------------------------------------------------
Portola Packaging, Inc., 10.75% Sr. Nts., 10/1/05                                                   75,000              58,125
-------------------------------------------------------------------------------------------------------------------------------
Repap New Brunswick, Inc., 11.50% Sr. Sec. Nts., 6/1/04                                            100,000             112,000
                                                                                                                ---------------
                                                                                                                       288,017

-------------------------------------------------------------------------------------------------------------------------------
GAMING/LEISURE - 3.3%

American Skiing Corp., 12% Sr. Sub. Nts., Series B, 7/15/06                   1                     50,000              40,250
-------------------------------------------------------------------------------------------------------------------------------
Bally Total Fitness Holding Corp., 9.875% Sr. Unsec. Sub.
Nts., Series D, 10/15/07                                                                            50,000              46,625
-------------------------------------------------------------------------------------------------------------------------------
Booth Creek Ski Holdings, Inc., 12.50% Sr. Unsec. Nts.,
Series B, 3/15/07                                                                                   50,000              36,750
-------------------------------------------------------------------------------------------------------------------------------
Florida Panthers Holdings, Inc., 9.875% Sr. Sub. Nts., 4/15/09                                      50,000              46,250
-------------------------------------------------------------------------------------------------------------------------------
Hard Rock Hotel, Inc., 9.25% Sr. Sub. Nts., 4/1/05                                                  50,000              44,750
-------------------------------------------------------------------------------------------------------------------------------
Harveys Casino Resorts, 10.625% Sr. Unsec. Sub. Nts., 6/1/06                                        50,000              52,500
-------------------------------------------------------------------------------------------------------------------------------
HMH Properties, Inc., 7.875% Sr. Nts., Series A, 8/1/05                                             50,000              48,375
-------------------------------------------------------------------------------------------------------------------------------
Hollywood Park, Inc., 9.25% Sr. Unsec. Sub. Nts., Series B, 2/15/07                                 50,000              50,750
-------------------------------------------------------------------------------------------------------------------------------
Horseshoe Gaming LLC, 9.375% Sr. Sub. Nts., 6/15/07                                                 50,000              50,375
-------------------------------------------------------------------------------------------------------------------------------
Intrawest Corp., 9.75% Sr. Nts., 8/15/08                                                            50,000              50,500
-------------------------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority, 8.125% Sr. Nts., 1/1/06                                            75,000              75,562
-------------------------------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp., 7.875% Sr. Unsec. Sub. Nts., 12/15/05                               50,000              49,125
-------------------------------------------------------------------------------------------------------------------------------
Prime Hospitality Corp., 9.75% Sr. Sub. Nts., 4/1/07                                                75,000              75,750
-------------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc., 9.75% Sr. Sub. Nts., 4/15/07                                                 50,000              50,875
                                                                                                                ---------------
                                                                                                                       718,437

-------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE - 1.3%
Dade International, Inc., 11.125% Sr. Sub. Nts., 5/1/06                                             50,000              12,250
-------------------------------------------------------------------------------------------------------------------------------
ICN Pharmaceuticals, Inc., 9.75% Sr. Nts., 11/15/08                           6                     50,000              50,250
-------------------------------------------------------------------------------------------------------------------------------
Paracelsus Healthcare Corp., 10% Sr. Unsec. Sub. Nts., 8/15/06              1/4/5                   50,000              20,000
-------------------------------------------------------------------------------------------------------------------------------
Playtex Products, Inc., 8.875% Sr. Nts., Series B, 7/15/04                    1                     50,000              47,750
-------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.:
8.125% Sr. Unsec. Sub. Nts., Series B, 12/1/08                                                     100,000             101,500
9.25% Sr. Nts., 9/1/10                                                                              50,000              54,562
                                                                                                                ---------------
                                                                                                                       286,312

-------------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 0.2%

Fisher Scientific International, Inc., 9% Sr. Unsec. Sub. Nts., 2/1/08                              50,000              46,625
-------------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 1.8%

Jackson Products, Inc., 9.50% Sr. Unsec. Sub. Nts., 4/15/05                   1                     50,000              43,250
-------------------------------------------------------------------------------------------------------------------------------
Jordan Industries, Inc., 10.375% Sr. Nts., Series B, 8/1/07                   1                     50,000              42,250
-------------------------------------------------------------------------------------------------------------------------------
Titan Wheel International, Inc., 8.75% Sr. Sub. Nts., 4/1/07                  1                     50,000              28,750
-------------------------------------------------------------------------------------------------------------------------------
U.S. Industries, Inc./USI American Holdings, Inc./USI Global
Corp., 7.125% Sr. Unsec. Nts., 10/15/03                                                            275,000             277,589
                                                                                                                ---------------
                                                                                                                       391,839

-------------------------------------------------------------------------------------------------------------------------------
MEDIA/ENTERTAINMENT:  BROADCASTING - 0.8%
Allbritton Communications Co., 8.875% Sr. Sub. Nts., Series B, 2/1/08                               50,000              47,250
-------------------------------------------------------------------------------------------------------------------------------
Interepublic National Radio Sales Corp., 10% Sr. Unsec. Sub.
Nts., Series B, 7/1/08                                                        1                     75,000              56,625
-------------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., 10% Sr. Sub. Nts., 9/30/05                                          75,000              73,125
                                                                                                                ---------------
                                                                                                                       177,000
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-------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (Continued)


                                                                                              PRINCIPAL          MARKET VALUE
                                                                                              AMOUNT             SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment:  Cable/Wireless Video - 2.3%
Adelphia Communications Corp.:
7.875% Sr. Unsec. Nts., 5/1/09                                                                 $    50,000       $      41,000
10.50% Sr. Unsec. Nts., Series B, 7/15/04                                                           50,000              49,625
-------------------------------------------------------------------------------------------------------------------------------
Century Communications Corp., Zero Coupon Sr. Disc.
Nts., Series B, 8.50%, 1/15/08                                                8                     50,000              19,500
-------------------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings LLC/Charter Communications
Holdings Capital Corp., 0%/9.92% Sr. Unsec. Disc. Nts., 4/1/11                9                     50,000              29,125
-------------------------------------------------------------------------------------------------------------------------------
Classic Cable, Inc., 9.375% Sr. Sub. Nts., Series B, 8/1/09                                         50,000              22,750
-------------------------------------------------------------------------------------------------------------------------------
Comcast UK Cable Partner Ltd., 11.20% Sr. Disc. Debs., 11/15/07                                     75,000              64,125
-------------------------------------------------------------------------------------------------------------------------------
Diamond Cable Communications plc, 0%/10.75% Sr. Disc. Nts., 2/15/07          1/9                    50,000              33,750
-------------------------------------------------------------------------------------------------------------------------------
Diva Systems Corp., 0%/12.625% Sr. Disc. Nts., Series B, 3/1/08               9                    100,000              41,500
-------------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 9.375% Sr. Unsec. Nts., 2/1/09                                                  50,000              48,750
-------------------------------------------------------------------------------------------------------------------------------
James Cable Partners LP, 10.75% Sr. Nts., Series B, 8/15/04                   1                     50,000              31,750
-------------------------------------------------------------------------------------------------------------------------------
Telewest Communications plc:
9.625% Sr. Debs., 10/1/06                                                                           50,000              43,250
11% Sr. Disc. Debs., 10/1/07                                                                        50,000              44,750
-------------------------------------------------------------------------------------------------------------------------------
United International Holdings, Inc., 0%/10.75% Sr. Disc. Nts.,
Series B, 2/15/08                                                             9                    100,000              41,500
                                                                                                                ---------------
                                                                                                                       511,375

-------------------------------------------------------------------------------------------------------------------------------
MEDIA/ENTERTAINMENT:  DIVERSIFIED MEDIA - 0.9%
Hollinger International Publishing, Inc., 9.25% Gtd. Sr. Sub. Nts., 3/15/07                         50,000              50,250
-------------------------------------------------------------------------------------------------------------------------------
Lamar Advertising Co., 8.625% Sr. Sub. Nts., 9/15/07                                                50,000              50,375
-------------------------------------------------------------------------------------------------------------------------------
MDC Communications Corp., 10.50% Sr. Sub. Nts., 12/1/06                       1                     50,000              45,750
-------------------------------------------------------------------------------------------------------------------------------
TV Guide, Inc., 8.125% Sr. Unsec. Sub. Nts., 3/1/09                                                 50,000              48,688
                                                                                                                ---------------
                                                                                                                       195,063

-------------------------------------------------------------------------------------------------------------------------------
MEDIA/ENTERTAINMENT:  TELECOMMUNICATIONS - 6.0%
360networks, Inc., 12% Sr. Unsec. Sub. Nts., 8/1/09                                                 50,000              37,500
-------------------------------------------------------------------------------------------------------------------------------
Advanstar Communications, Inc., 9.25% Sr. Sub. Nts., 5/1/08                                        100,000             101,625
-------------------------------------------------------------------------------------------------------------------------------
Carrier1 International SA, 13.25% Sr. Nts., Series B, 2/15/09                 1                     50,000              34,750
-------------------------------------------------------------------------------------------------------------------------------
Coaxial Communications, Inc., 10% Sr. Unsec. Nts., 8/15/06                                          50,000              47,813
-------------------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc., 13% Sr. Disc. Nts., 11/1/05                     1                     50,000              13,250
-------------------------------------------------------------------------------------------------------------------------------
Exodus Communications, Inc., 11.25% Sr. Nts., 7/1/08                                                50,000              44,750
-------------------------------------------------------------------------------------------------------------------------------
Galaxy Telecom LP, 12.375% Sr. Sub. Nts., 10/1/05                                                   75,000              30,000
-------------------------------------------------------------------------------------------------------------------------------
Global Crossing Holdings Ltd., 9.125% Sr. Unsec. Nts., 11/15/06                                     50,000              48,125
-------------------------------------------------------------------------------------------------------------------------------
GST USA, Inc., 13.875% Gtd. Sr. Disc. Nts., 12/15/05                          1                     50,000              18,750
-------------------------------------------------------------------------------------------------------------------------------
Hermes Europe Railtel BV, 10.375% Sr. Unsec. Nts., 1/15/09                                          50,000              20,750
-------------------------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 0%/11.625% Sr. Disc. Nts., 3/15/07                       4/5                    75,000               6,844
-------------------------------------------------------------------------------------------------------------------------------
International CableTel, Inc., 0%/11.50% Sr. Deferred
Coupon Nts., Series B, 2/1/06                                                 9                    100,000              87,500
-------------------------------------------------------------------------------------------------------------------------------
IXC Communications, Inc., 9% Sr. Sub. Nts., 4/15/08                           1                     50,000              49,750
-------------------------------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc., 9.125% Sr. Unsec. Nts., 5/1/08                                        50,000              40,625
-------------------------------------------------------------------------------------------------------------------------------
Logix Communications Enterprises, Inc., 12.25% Sr.
Unsec. Nts., 6/15/08                                                          1                     50,000              22,000
-------------------------------------------------------------------------------------------------------------------------------
McLeodUSA, Inc., 11.50% Sr. Nts., 5/1/09                                                            50,000              50,125
-------------------------------------------------------------------------------------------------------------------------------
Metromedia Fiber Network, Inc., 10% Sr. Unsec.
Nts., Series B, 11/15/08                                                                            50,000              41,750
-------------------------------------------------------------------------------------------------------------------------------
PSINet, Inc., 11.50% Sr. Unsec. Nts., 11/1/08                                                       50,000              13,750

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-------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (Continued)


                                                                                               PRINCIPAL         MARKET VALUE
                                                                                               AMOUNT            SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment:  Telecommunications (continued)
Qwest Capital Funding, Inc., 6.125% Unsec. Nts., 7/15/02                                       $   225,000       $     223,886
-------------------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc., 0%/9.47%
Sr. Disc. Nts., 10/15/07                                                      9                     50,000              45,863
-------------------------------------------------------------------------------------------------------------------------------
RCN Corp., 0%/11.125% Sr. Unsec. Nts., 10/15/07                               9                     50,000              17,750
-------------------------------------------------------------------------------------------------------------------------------
RSL Communications plc, 9.125% Sr. Unsec. Nts., 3/1/08                                              50,000               2,250
-------------------------------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07                                                            50,000               6,750
-------------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom LLC, 9.75% Sr. Nts., 7/15/08                                                    50,000              46,250
-------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The), 6.20% Nts., 8/1/02                                                      275,000             272,816
                                                                                                                ---------------
                                                                                                                     1,325,222

-------------------------------------------------------------------------------------------------------------------------------
MEDIA/ENTERTAINMENT:  WIRELESS COMMUNICATIONS - 1.1%
Microcell Telecommunications, Inc., 0%/14% Sr. Disc.
Nts., Series B, 6/1/06                                                        9                     50,000              48,000
-------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 0%/9.95% Sr. Disc. Nts., 2/15/08                 9                     50,000              36,625
-------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08                                       50,000              46,250
-------------------------------------------------------------------------------------------------------------------------------
Sprint Spectrum LP/Sprint Spectrum Finance Corp.,
11% Sr. Nts., 8/15/06                                                                               50,000              53,655
-------------------------------------------------------------------------------------------------------------------------------
Western Wireless Corp., 10.50% Sr. Sub. Nts., 2/1/07                          1                     50,000              51,813
                                                                                                                ---------------
                                                                                                                       236,343

-------------------------------------------------------------------------------------------------------------------------------
METALS/MINERALS - 0.7%
AK Steel Corp., 9.125% Sr. Nts., 12/15/06                                                           50,000              47,875
-------------------------------------------------------------------------------------------------------------------------------
Algoma Steel, Inc., 12.375% First Mtg. Nts., 7/15/05                                                50,000              17,875
-------------------------------------------------------------------------------------------------------------------------------
Gulf States Steel, Inc. (Alabama), 13.50% First Mtg. Nts.,
Series B, 4/15/03                                                           1/4/5                   50,000                 375
-------------------------------------------------------------------------------------------------------------------------------
International Utility Structures, Inc., 10.75% Sr. Sub. Nts., 2/1/08          1                     50,000              34,250
-------------------------------------------------------------------------------------------------------------------------------
National Steel Corp., 9.875% First Mtg. Bonds, Series D, 3/1/09                                     75,000              30,375
-------------------------------------------------------------------------------------------------------------------------------
WCI Steel, Inc., 10% Sr. Nts., Series B, 12/1/04                                                    25,000              17,875
                                                                                                                ---------------
                                                                                                                       148,625

-------------------------------------------------------------------------------------------------------------------------------
RETAIL - 0.2%
K Mart Corp., 7.75% Debs., 10/1/12                                                                  50,000              35,881
-------------------------------------------------------------------------------------------------------------------------------
SERVICE - 3.4%
Advance Holding Corp., 0%/12.875% Sr. Disc. Nts., 4/15/09                    1/9                   100,000              34,500
-------------------------------------------------------------------------------------------------------------------------------
Advance Stores Co., Inc., 10.25% Sr. Unsec. Sub. Nts.,
Series B, 4/15/08                                                                                   50,000              37,750
-------------------------------------------------------------------------------------------------------------------------------
Applied Extrusion Technologies, Inc., 11.50% Sr. Nts., Series B, 4/1/02       1                     50,000              29,500
-------------------------------------------------------------------------------------------------------------------------------
Coinstar, Inc., 13% Sr. Disc. Nts., 10/1/06                                                         50,000              49,875
-------------------------------------------------------------------------------------------------------------------------------
Employee Solutions, Inc., 10% Sr. Unsec. Nts., Series B, 10/15/04           1/4/5                   50,000               4,750
-------------------------------------------------------------------------------------------------------------------------------
Flooring America, Inc., 9.25% Sr. Sub. Nts., Series B, 10/15/07              1/4                    37,000                 925
-------------------------------------------------------------------------------------------------------------------------------
Grove Holdings LLC/Grove Holdings Capital, Inc., 0%/11.625%
Sr. Unsec. Disc. Debs., 5/1/09                                               1/9                   100,000               1,500
-------------------------------------------------------------------------------------------------------------------------------
KSL Recreation Group, Inc., 10.25% Sr. Sub. Nts., Series B, 5/1/07            1                     50,000              49,250
-------------------------------------------------------------------------------------------------------------------------------
Mrs. Fields' Holding Co., Inc., 0%/14% Sr. Sec. Disc. Nts., 12/1/05          1/9                   100,000              45,500
-------------------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 8.375% Sr. Unsec. Sub. Nts., Series B, 7/1/08                                   75,000              76,688
-------------------------------------------------------------------------------------------------------------------------------
Production Resource Group LLC/PRG Finance Corp.,
11.50% Sr. Unsec. Sub. Nts., 1/15/08                                                                50,000              25,250
-------------------------------------------------------------------------------------------------------------------------------
Safety-Kleen Corp., 9.25% Sr. Unsec. Nts., 5/15/09                          1/4/5                   50,000                 750
-------------------------------------------------------------------------------------------------------------------------------
Scotia Pacific Co. LLC, Timber Collaterized Nts., Series B,
Cl. A-1, 6.55%, 7/20/28                                                                            191,327             186,368
-------------------------------------------------------------------------------------------------------------------------------
Simonds Industries, Inc., 10.25% Sr. Unsec. Sub. Nts., 7/1/08                 1                     75,000              52,969

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
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-------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (Continued)


                                                                                               PRINCIPAL         MARKET VALUE
                                                                                               AMOUNT            SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------------
Service (continued)
Sun Co., Inc., 7.95% Debs., 12/15/01                                                       $        75,000       $      75,832
-------------------------------------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp., 0%/12.50% Sr. Disc. Debs., 6/1/08                 1/9                   100,000               1,500
-------------------------------------------------------------------------------------------------------------------------------
USI American Holdings, Inc., 7.25% Sr. Nts., Series B, 12/1/06                                      70,000              69,721
                                                                                                                ---------------
                                                                                                                       742,628

-------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - 0.9%
Cambridge Industries, Inc., 10.25% Sr. Sub. Nts., Series B, 7/15/07           4                     50,000              12,750
-------------------------------------------------------------------------------------------------------------------------------
Collins & Aikman Floorcoverings, Inc., 10% Sr. Sub. Nts.,
Series B, 1/15/07                                                             1                     50,000              54,250
-------------------------------------------------------------------------------------------------------------------------------
Norfolk Southern Corp., 7.35% Nts., 5/15/07                                                         75,000              77,094
-------------------------------------------------------------------------------------------------------------------------------
Oxford Automotive, Inc., 10.125% Sr. Unsec. Sub. Nts.,
Series D, 6/15/07                                                                                   50,000              34,250
-------------------------------------------------------------------------------------------------------------------------------
Trans World Airlines, Inc., 11.375% Unsec. Nts., 3/1/06                       1                     50,000               9,750
                                                                                                                ---------------
                                                                                                                       188,094

-------------------------------------------------------------------------------------------------------------------------------
UTILITY - 0.7%
AES Corp. (The), 8.50% Sr. Sub. Nts., 11/1/07                                                       50,000              48,563
-------------------------------------------------------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17                                                    100,000             100,162
                                                                                                                ---------------
                                                                                                                       148,725
                                                                                                                ---------------
Total Corporate Bonds and Notes (Cost $11,240,657)                                                                   9,519,063

                                                                                               SHARES
-------------------------------------------------------------------------------------------------------------------------------
Preferred Stocks - 0.2%
-------------------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc., 10% Cum., Series D, Non-Vtg. (Cost $50,000)                   1                        500              41,125

-------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 32.3%
-------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 2.3%
General Dynamics Corp.                                                                               6,500             507,000
-------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.7%
Air Products & Chemicals, Inc.                                                                       2,700             110,700
-------------------------------------------------------------------------------------------------------------------------------
IMC Global, Inc.                                                                                     2,834              44,104
                                                                                                                ---------------
                                                                                                                       154,804

-------------------------------------------------------------------------------------------------------------------------------
CONSUMER DURABLES - 0.7%
Stanley Works (The)                                                                                  4,900             152,819
-------------------------------------------------------------------------------------------------------------------------------
CONSUMER NON-DURABLES - 0.7%
Kimberly-Clark Corp.                                                                                 2,200             155,518
-------------------------------------------------------------------------------------------------------------------------------
ENERGY - 3.6%
Abraxas Petroleum Corp.                                                       5                      2,980              13,037
-------------------------------------------------------------------------------------------------------------------------------
Exelon Corp.                                                                                         4,012             281,683
-------------------------------------------------------------------------------------------------------------------------------
Murphy Oil Corp.                                                                                     2,300             139,006
-------------------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                                           4,700             113,975
-------------------------------------------------------------------------------------------------------------------------------
Phillips Petroleum Co.                                                                               3,100             176,312
-------------------------------------------------------------------------------------------------------------------------------
Texaco, Inc.                                                                                         1,000              62,125
                                                                                                                ---------------
                                                                                                                       786,138

-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL - 14.0%
Aegon NV                                                                                             4,199             173,996
-------------------------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                                       3,600             156,825
-------------------------------------------------------------------------------------------------------------------------------
American General Corp.                                                                               1,500             122,250
-------------------------------------------------------------------------------------------------------------------------------
Bank One Corp.                                                                                       2,900             106,212


7  LifeSpan Diversified Income Portfolio


-------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (Continued)


                                                                                                                  MARKET VALUE
                                                                                               SHARES            SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------------
Financial (continued)
Camden Property Trust                                                                                4,800       $     160,800
-------------------------------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                                          1,100              95,150
-------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                      4,000             204,250
-------------------------------------------------------------------------------------------------------------------------------
Equity Office Properties Trust                                                                       3,577             116,700
-------------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                                           1,600             138,800
-------------------------------------------------------------------------------------------------------------------------------
First Union Corp.                                                                                    3,700             102,906
-------------------------------------------------------------------------------------------------------------------------------
Firstar Corp.                                                                                          900              20,925
-------------------------------------------------------------------------------------------------------------------------------
Jefferson-Pilot Corp.                                                                                1,500             112,125
-------------------------------------------------------------------------------------------------------------------------------
Lincoln National Corp.                                                                               3,200             151,400
-------------------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                                                                            900             105,300
-------------------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                                               5,300             260,694
-------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                                        2,000              70,000
-------------------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group                                                                         3,100             226,494
-------------------------------------------------------------------------------------------------------------------------------
Reckson Associates Realty Corp., Cl. B                                                               2,817              76,587
-------------------------------------------------------------------------------------------------------------------------------
Roslyn Bancorp, Inc.                                                                                   700              19,119
-------------------------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                                                 1,600             100,800
-------------------------------------------------------------------------------------------------------------------------------
UnionBanCal Corp.                                                                                    3,000              72,187
-------------------------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc.                                                                              1,300              68,981
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Co.                                                                                      3,100             172,631
-------------------------------------------------------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                                                                               2,600             227,175
                                                                                                                ---------------
                                                                                                                     3,062,307

-------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG - 0.3%
Pathmark Stores, Inc.                                                         5                      2,667              44,005
-------------------------------------------------------------------------------------------------------------------------------
SUPERVALU, Inc.                                                                                      2,300              31,912
                                                                                                                ---------------
                                                                                                                        75,917

-------------------------------------------------------------------------------------------------------------------------------
FOOD/TOBACCO - 1.0%
Anheuser-Busch Cos., Inc.                                                                            1,200              54,600
-------------------------------------------------------------------------------------------------------------------------------
ConAgra Foods, Inc.                                                                                  2,100              54,600
-------------------------------------------------------------------------------------------------------------------------------
Heinz (H.J.) Co.                                                                                     1,400              66,412
-------------------------------------------------------------------------------------------------------------------------------
Sara Lee Corp.                                                                                       2,200              54,037
                                                                                                                ---------------
                                                                                                                       229,649

-------------------------------------------------------------------------------------------------------------------------------
FOREST PRODUCTS/CONTAINERS - 0.5%
Weyerhaeuser Co.                                                                                     2,200             111,650
-------------------------------------------------------------------------------------------------------------------------------
GAMING/LEISURE - 0.5%
Mattel, Inc.                                                                                         7,000             101,080
-------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE - 1.4%
American Home Products Corp.                                                                         2,200             139,810
-------------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc.                                                                           1,800             158,963
                                                                                                                ---------------
                                                                                                                       298,773

-------------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 1.9%
Minnesota Mining & Manufacturing Co.                                                                 1,500             180,750
-------------------------------------------------------------------------------------------------------------------------------
New England Business Service, Inc.                                                                   4,700              85,775
-------------------------------------------------------------------------------------------------------------------------------
Rockwell International Corp.                                                                         2,300             109,538
-------------------------------------------------------------------------------------------------------------------------------
ROHN Industries, Inc.                                                         5                     12,000              45,750
                                                                                                                ---------------
                                                                                                                       421,813

8  LifeSpan Diversified Income Portfolio

-------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (Continued)


                                                                                                                 MARKET VALUE
                                                                                               SHARES            SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment:  Diversified Media - 1.0%
Deluxe Corp.                                                                                         3,400       $      85,918
-------------------------------------------------------------------------------------------------------------------------------
Knight-Ridder, Inc.                                                                                  2,300             130,813
                                                                                                                ---------------
                                                                                                                       216,731

-------------------------------------------------------------------------------------------------------------------------------
MEDIA/ENTERTAINMENT:  TELECOMMUNICATIONS - 0.0%
Globix Corp.                                                                  1                        704               2,376
-------------------------------------------------------------------------------------------------------------------------------
METALS/MINERALS - 0.5%
Carpenter Technology Corp.                                                                           3,100             108,500
-------------------------------------------------------------------------------------------------------------------------------
RETAIL - 1.6%
Brown Shoe Co., Inc.                                                                                 6,400              83,200
-------------------------------------------------------------------------------------------------------------------------------
May Department Stores Co.                                                                              700              22,925
-------------------------------------------------------------------------------------------------------------------------------
Sears Roebuck & Co.                                                                                  2,600              90,350
-------------------------------------------------------------------------------------------------------------------------------
Sherwin-Williams Co.                                                                                 5,800             152,613
                                                                                                                ---------------
                                                                                                                       349,088

-------------------------------------------------------------------------------------------------------------------------------
UTILITY - 1.6%
BellSouth Corp.                                                                                      2,600             106,438
-------------------------------------------------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                                                                1,600              77,800
-------------------------------------------------------------------------------------------------------------------------------
TXU Corp.                                                                                            1,400              62,038
-------------------------------------------------------------------------------------------------------------------------------
Western Resources, Inc.                                                                              3,900              96,769
                                                                                                                ---------------
                                                                                                                       343,045
                                                                                                                ---------------
Total Common Stocks (Cost $6,121,158)                                                                                7,077,208

                                                                                               UNITS
-------------------------------------------------------------------------------------------------------------------------------
Rights, Warrants and Certificates - 0.0%
-------------------------------------------------------------------------------------------------------------------------------
Abraxas Petroleum Corp., Contingent Value Rts.                                1                      2,980               1,862
-------------------------------------------------------------------------------------------------------------------------------
Arcadia Financial Ltd. Wts., Exp. 3/15/07                                                               50                 --
-------------------------------------------------------------------------------------------------------------------------------
Carrier1 International SA Wts., Exp. 2/15/09                                  1                         50                 400
-------------------------------------------------------------------------------------------------------------------------------
Diva Systems Corp. Wts., Exp. 3/1/08                                          1                        300               2,438
-------------------------------------------------------------------------------------------------------------------------------
Mrs. Fields' Holdings Co., Inc. Wts., Exp. 12/31/49                           1                        100               1,013
                                                                                                                ---------------
Total Rights, Warrants and Certificates (Cost $447)                                                                      5,713

                                                                                               PRINCIPAL
                                                                                               AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 5.2%
-------------------------------------------------------------------------------------------------------------------------------
Repurchase agreement with Zion First National Bank, 5.90%,
dated 12/29/00, to be repurchased at $569,373 on 1/2/01,
collateralized by U.S. Treasury Nts., 6.50%--7%,
8/31/01--2/15/10, with a value of $581,092                                                     $   569,000             569,000
-------------------------------------------------------------------------------------------------------------------------------
Repurchase agreement with PaineWebber, Inc., 6.09%, dated
12/29/00, to be repurchased at $568,384 on 1/2/01, collateralized by Government National Mortgage Assn., 6.50%--8.50%,
2/15/27--12/20/30, with a value of $667,822                                                        568,000             568,000
                                                                                                                ---------------

Total Repurchase Agreements (Cost $1,137,000)                                                                        1,137,000
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $22,331,539)                                                       98.8%          21,627,355
-------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                       1.2              272,787
                                                                                             --------------    ----------------
NET ASSETS                                                                                          100.0%       $  21,900,142
                                                                                             ==============    ================


9  LifeSpan Diversified Income Portfolio

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (Continued)




--------------------------------------------------------------------------------
1. Identifies issues considered to be illiquid or restricted - See Note 5 of Notes to Financial Statements.
2. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
3. Represents the current interest rate for a variable or increasing rate security.
4. Issuer is in default.
5.  Non-income-producing security.
6. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $122,477 or 0.56% of the Portfolio's net assets as of December 31, 2000.
7. Interest or dividend is paid in kind.
8.  Zero coupon bond reflects the effective yield on the date of purchase.
9. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

See accompanying Notes to Financial Statements.




10  LifeSpan Diversified Income Portfolio


--------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                                                 December 31, 2000




--------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $22,331,539) - see accompanying statement                                               $21,627,355
--------------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                      2,675
--------------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal paydowns                                                                              290,395
Other                                                                                                                     1,872
                                                                                                            --------------------
Total assets                                                                                                         21,922,297

--------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payables and other liabilities:
Shareholder reports                                                                                                      13,518
Legal, auditing and other professional fees                                                                               7,895
Directors' compensation                                                                                                     148
Transfer and shareholder servicing agent fees                                                                               103
Other                                                                                                                       491
                                                                                                            --------------------
Total liabilities                                                                                                        22,155

--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                          $21,900,142
                                                                                                            ====================

--------------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS

Par value of shares of capital stock                                                                                    $19,460
--------------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                                           21,082,299
--------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                                   1,095,730
--------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investment transactions                                                                364,405
--------------------------------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                                                             (661,752)
                                                                                                            --------------------
Net assets - applicable to 19,460,458 shares of capital
stock outstanding                                                                                                   $21,900,142
                                                                                                            ====================
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE                                                  $1.13
                                                                                                            ====================


See accompanying Notes to Financial Statements.




11  LifeSpan Diversified Income Portfolio



--------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS                                                             For the Year Ended December 31, 2000




--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                                                                             $2,419,252
--------------------------------------------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $1,039)                                                                  324,516
                                                                                                            --------------------
Total income                                                                                                          2,743,768

--------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                                                         326,742
--------------------------------------------------------------------------------------------------------------------------------
Shareholder reports                                                                                                      18,449
--------------------------------------------------------------------------------------------------------------------------------
Accounting service fees                                                                                                  15,000
--------------------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                               4,775
--------------------------------------------------------------------------------------------------------------------------------
Directors' compensation                                                                                                   2,445
--------------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                                                             2,019
--------------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                    11,357
                                                                                                            --------------------
Total expenses                                                                                                          380,787
Less expenses paid indirectly                                                                                           (2,710)
                                                                                                            --------------------
Net expenses                                                                                                            378,077

--------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                                 2,365,691

--------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
Net realized gain on investments                                                                                        936,778
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                                                    703,978
                                                                                                            --------------------
Net realized and unrealized gain                                                                                      1,640,756

--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                 $4,006,447
                                                                                                            ====================


See accompanying Notes to Financial Statements.






12  LifeSpan Diversified Income Portfolio


--------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                              YEAR ENDED DECEMBER 31,
                                                                                             2000                   1999
--------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                                        $ 2,365,691            $ 2,542,584
--------------------------------------------------------------------------------------------------------------------------------

Net realized gain (loss)                                                                         936,778                116,628
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                             703,978             (2,769,970)
                                                                                    ---------------------   --------------------
Net increase (decrease) in net assets resulting from operations                                4,006,447               (110,758)

--------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income                                                          (2,563,307)            (2,157,524)
--------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain                                                            (303,230)              (562,664)

--------------------------------------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
Net increase (decrease) in net assets resulting from
capital stock transactions                                                                   (25,273,591)             5,185,688

--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS

Total increase (decrease)                                                                    (24,133,681)             2,354,742
--------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                           46,033,823             43,679,081
                                                                                    ---------------------   --------------------
End of period (including undistributed net investment
income of $1,095,730 and $2,536,271, respectively)                                           $21,900,142            $46,033,823
                                                                                    =====================   ====================


See accompanying Notes to Financial Statements.




13  LifeSpan Diversified Income Portfolio


---------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                       YEAR ENDED DECEMBER 31,
                                                      2000          1999          1998           1997          1996(1)
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                    $1.09         $1.17         $1.18          $1.10         $1.04
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .12           .06           .06            .06           .06
Net realized and unrealized gain (loss)                  (.01)         (.07)           --            .07           .01
---------------------------------------------------------------------------------------------------------------------------
Total income (loss) from investment
operations                                                .11          (.01)          .06            .13           .07
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.06)         (.06)         (.06)          (.05)         (.01)
Distributions from net realized gain                     (.01)         (.01)         (.01)            --  (2)       --
---------------------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.07)         (.07)         (.07)          (.05)         (.01)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $1.13         $1.09         $1.17          $1.18         $1.10
                                                   ===========   ===========   ===========    ===========   ===========

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(3)                    10.88%         (0.85)%       4.88%         12.51%         6.93%
---------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (in thousands)              $21,900       $46,034       $43,679        $34,116       $25,274
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $43,499       $45,754       $38,422        $28,503       $22,854
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment income                                   5.44%         5.56%         5.62%          5.88%         5.84%
Expenses                                                0.88%         0.83%         0.84% (5)      0.86% (5)     1.07% (5)
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   18%           22%           36%            34%           80%

1. On March 1, 1996, OppenheimerFunds, Inc. became the investment advisor to the Portfolio.
2.  Less than $0.005 per share.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.
Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
4.  Annualized for periods of less than one full year.
5. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.



14  LifeSpan Diversified Income Portfolio

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

LifeSpan Diversified Income Portfolio (the Portfolio) is a series of Panorama Series Fund, Inc. (the Company) which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Portfolio's investment objective is to seek high current income, with opportunities for capital appreciation, by investing in a strategically allocated portfolio consisting primarily of bonds. The Portfolio's investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Portfolio are sold only to separate accounts of life insurance companies, a majority of such shares are held by separate accounts of Massachusetts Mutual Life Insurance Co., an affiliate of the investment advisor. The following is a summary of significant accounting policies consistently followed by the Portfolio.

SECURITIES VALUATION Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Directors, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITY CREDIT RISK The Portfolio invests in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Portfolio may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 2000, securities with an aggregate market value of $50,706, representing 0.23% of the Portfolio's net assets, were in default.

FOREIGN CURRENCY TRANSLATION The accounting records of the Portfolio are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Portfolio's Statement of Operations.

REPURCHASE AGREEMENTS The portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Portfolio may be delayed or limited.

FEDERAL TAXES The Portfolio intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

15  LifeSpan Diversified Income Portfolio

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

The Portfolio adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 2000, amounts have been reclassified to reflect an increase in paid-in capital of $1,620,111, a decrease in undistributed net investment income of $1,242,925, and a decrease in accumulated net realized gain on investments of $377,186. This reclassification includes $1,620,111 distributed in connection with Portfolio share redemptions which increased paid-in capital, reduced net investment income and reduced accumulated net realized gain. Net assets of the Portfolio were unaffected by the reclassifications.

EXPENSE OFFSET ARRANGEMENTS Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Portfolio.

OTHER Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Discount on securities purchased is accreted over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and options written and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes. Dividends-in-kind are recognized as income on the ex-dividend date, at the current market value of the underlying security. Interest on payment-in-kind debt instruments is accrued as income at the coupon rate and a market adjustment is made periodically.

The Portfolio will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Portfolio will begin amortizing premiums on debt securities effective January 1, 2001. Prior to this date, the Portfolio did not amortize premiums on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Portfolio, but will result in a $60,497 decrease to cost of securities and a corresponding $60,497 decrease in net unrealized depreciation, based on securities held as of December 31, 2000.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

16  LifeSpan Diversified Income Portfolio

2.  SHARES OF CAPITAL STOCK

The Portfolio has authorized 250 million shares of $0.001 par value of capital stock. Transactions in shares of capital stock were as follows:


                                                    YEAR ENDED DECEMBER 31, 2000         YEAR ENDED DECEMBER 31, 1999
                                                       SHARES             AMOUNT            SHARES             AMOUNT
--------------------------------------------------------------------------------- ------------------------------------

Sold                                                2,180,159  $       2,323,777         6,696,528  $       7,490,719
Dividends and/or distributions reinvested           2,810,330          2,866,537         2,495,585          2,720,188
Redeemed                                         (27,590,450)       (30,463,905)       (4,547,129)        (5,025,219)
                                             ----------------- ------------------ ----------------- ------------------
Net increase (decrease)                          (22,599,961)  $    (25,273,591)         4,644,984  $       5,185,688
                                             ================= ================== ================= ==================


3.       PURCHASES AND SALES OF SECURITIES
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2000, were $7,087,878 and $25,782,234, respectively.

As of December 31, 2000, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $22,331,539 was:

                  Gross unrealized appreciation          $ 1,656,717
                  Gross unrealized depreciation           (2,360,901)
                                                         ------------
                  Net unrealized depreciation            $  (704,184)
                                                         ============

4.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES Management fees paid to the Manager were in accordance with the investment advisory agreement with the Portfolio. The annual fees are 0.75% of the Portfolio's average daily net assets up to $250 million and 0.65% of net assets over $250 million. The Portfolio's management fee for the year ended December 31, 2000 was an annualized rate of 0.75%, before any waiver by the Manager if applicable.

ACCOUNTING FEES The Manager acts as the accounting agent for the Portfolio at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.

TRANSFER AGENT FEES OppenheimerFunds Services (OFS), a division of the Manager, is the transfer agent for the Portfolio and is responsible for maintaining the shareholder registry and shareholder accounting records for the Portfolio. OFS provides these services for cost. Effective January 1, 2001, the Portfolio ended the for cost agreement and began paying OFS on a fee per account basis to provide these services.

17  LifeSpan Diversified Income Portfolio

5.  ILLIQUID OR RESTRICTED SECURITIES

As of December 31, 2000, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Directors as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Portfolio intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of December 31, 2000 was $1,761,401, which represents 8.04% of the Portfolio's net assets, of which $2,376 is considered restricted. Information concerning restricted securities is as follows:

                                                                          VALUATION PER
                                 ACQUISITION            COST                 UNIT AS OF            UNREALIZED
SECURITY                                DATE        PER UNIT          DECEMBER 31, 2000          DEPRECIATION
--------------------------------------------------------------------------------------------------------------
STOCKS AND WARRANTS
Globix Corp.                         5/12/99          $3.51              $3.375                       $93


18  LifeSpan Diversified Income Portfolio

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders of LifeSpan Diversified Income
Portfolio:

We have audited the accompanying statement of assets and liabilities of LifeSpan Diversified Income Portfolio (which is a series of Panorama Series Fund, Inc.), including the statement of investments, as of December 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of LifeSpan Diversified Income Portfolio as of December 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado
January 23, 2001

19  LifeSpan Diversified Income Portfolio

FEDERAL INCOME TAX INFORMATION  (Unaudited)




In early 2001 shareholders of record received information regarding all dividends and distributions paid to them by the Portfolio during calendar year 2000. Regulations of the U.S. Treasury Department require the Portfolio to report this information to the Internal Revenue Service.

Distributions of $0.0709 per share were paid to shareholders, on March 17, 2000, of which $0.0050 was designated as a "capital gain distribution" for federal income tax purposes. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of capital assets held for more than one year (long-term capital gains).

Dividends paid by the Portfolio during the fiscal year ended December 31, 2000, which are not designated as capital gain distributions should be multiplied by 11.63% to arrive at the net amount eligible for the corporate dividend-received deduction.

During the fiscal year ended December 31, 2000, shareholders redeemed $1,620,111 from the Portfolio. A portion of these proceeds received by shareholders represent Long-Term Capital Gain distributions in the amount of $404,328. This notification is to meet certain IRS requirements.

The foregoing information is presented to assist shareholders in reporting distributions received from the Portfolio to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

20  LifeSpan Diversified Income Portfolio

LIFESPAN DIVERSIFIED INCOME PORTFOLIO
A Series of Panorama Series Fund, Inc.

OFFICERS AND DIRECTORS           James C. Swain, Director and Chairman
                                         of the Board
                                 Bridget A. Macaskill, President
                                 William L. Armstrong, Director
                                 Robert G. Avis, Director
                                 Jon S. Fossel, Director
                                 Sam Freedman, Director
                                 Raymond J. Kalinowski, Director
                                 C. Howard Kast, Director
                                 Robert M. Kirchner, Director
                                 Charles Albers, Vice President
                                 George Evans, Vice President
                                 Alan Gilston, Vice President
                                 John S. Kowalik, Vice President
                                 Nikolaos Monoyios, Vice President
                                 David P. Negri, Vice President
                                 Thomas P. Reedy, Vice President
                                 Andrew J. Donohue, Vice President and Secretary
                                 Brian W. Wixted, Treasurer
                                 Robert J. Bishop, Assistant Treasurer
                                 Scott T. Farrar, Assistant Treasurer
                                 Robert G. Zack, Assistant Secretary


INVESTMENT ADVISOR               OppenheimerFunds, Inc.

TRANSFER AGENT                   OppenheimerFunds Services

CUSTODIAN OF                     The Bank of New York

PORTFOLIO SECURITIES

INDEPENDENT AUDITORS             Deloitte & Touche LLP

LEGAL COUNSEL                    Myer, Swanson, Adams & Wolf, P.C.

For more complete information about LifeSpan Diversified Income Portfolio, please refer to the Prospectus. To obtain a copy, call your financial advisor, or call OppenheimerFunds, Inc. at 1.800.981.2871.

SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

21  LifeSpan Diversified Income Portfolio